Borrowings	12 Months Ended
Jun. 30, 2020
Financial Instruments [Abstract]
Borrowings
Borrowings
Terms and conditions of outstanding borrowings as of 30 June 2020 and 2019 are as follows:

Type	Nominal Interest p.a.	Year of Maturity	2020 £’000	2019 £’000
Revolving credit facility	LIBOR/ EURIBOR + variable margin (0.80% - 1.50%)	2020	£—	£—

The multicurrency revolving credit facility is unsecured.
The Group has an unsecured bank revolving credit facility with a carrying amount of £nil at 30 June 2020 (2019: £nil). Commitment fees are charged on the undrawn balance of the facility. The available Revolving credit facility is £200 million.
The facility contains interest cover and net leverage financial covenants. The covenants are tested on a bi-annual basis based on trailing twelve months results. At 30 June 2020 and 30 June 2019, the Group complied with these financial covenants.
Guarantees
The Group has provided the following guarantees at 30 June 2020:
Parent Company Guarantees
A parent company guarantee was provided as part of the acquisition of Exozet Berlin GmbH which guarantees Endava GmbH’s obligations and liabilities under the share purchase agreement.
The parent company provided guarantees relating to certain leases entered into by Endava Romania SRL. A corporate guarantee with the government of the Republic of North Macedonia was also provided guaranteeing the fulfillment of the obligations of Endava DOOEL Skopje under the contract for granting state aid. In addition, the parent company provided unlimited multilateral guarantee under the revolving credit facility.
No claims are expected to arise from the above guarantees.

Subsidiary Guarantees
Endava Romania SRL provided a bank guarantee of €9,000,000 in favour of Romanian Ministry of Finance under the contract for granting state aid.
Additionally, Endava Romania SRL, Endava DOOEL Skopje, Endava d.o.o. Beograd, Endava Inc, and Endava EOOD Bulgaria provided bank guarantees in relation to their leases of office space.
No claims are expected to arise from above guarantees.